Share Capital	12 Months Ended
Dec. 31, 2021
Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital
19
. SHARE CAPITAL
The Company is authorized to issue an unlimited number of common shares with no par value. Shares in issue as at December 31, 2021 and December 31, 2020 are outlined below:

	Years Ended December 31, 2021		Year Ended December 31, 2020
(000s)	Shares	Amount ($)	Shares	Amount ($)
Balance, beginning of year	72,543	152,805	72,543	152,805
Stock options exercised	232	(340)	-	-
Contributed surplus re-class on exercise	-	556	-	-

Balance, end of year	72,775	153,021	72,543	152,805